Submission	May 13, 2026
Submission [Line Items]
Central Index Key	0001243429
Registrant Name	ArcelorMittal
Registration File Number	333-278551
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES